Share Capital (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 16, 2022	Mar. 06, 2022	Mar. 02, 2021
Disclosure of classes of share capital [line items]
Exercise of options by employees			$ 19
Exercise of share options	$ 8	$ 26
Number of shares issued and fully paid				57,692,308	30,443,900	93,641,400
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	92,510,658	82,296,628
Issuance of shares	8,813,621	9,364,140
Exercise of options by employees	$ 258,623	$ 849,890
Number of shares issued and fully paid	101,582,902	92,510,658	82,296,628
Share capital
Disclosure of classes of share capital [line items]
Exercise of options by employees			$ 19
Exercise of share options	$ 8	$ 26
Share premium
Disclosure of classes of share capital [line items]
Exercise of options by employees			$ 0
Exercise of share options	$ 0